UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22083

Fidelity Central Investment Portfolios II LLC
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2011

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Mortgage Backed Securities Central Fund

May 31, 2011

1.850080.104

MBSCEN-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 107.7%
	Principal Amount	Value
Fannie Mae - 68.8%
1.875% 10/1/34 (e)	$ 50,579	$ 52,321
1.975% 10/1/33 (e)	26,053	26,862
2.005% 1/1/35 (e)	31,411	32,438
2.005% 1/1/35 (e)	2,775,273	2,872,602
2.01% 2/1/33 (e)	25,989	26,928
2.035% 3/1/35 (e)	406,808	422,929
2.042% 12/1/34 (e)	545,078	568,021
2.053% 10/1/33 (e)	224,888	235,030
2.065% 7/1/35 (e)	212,517	221,856
2.175% 3/1/35 (e)	92,117	96,692
2.24% 12/1/34 (e)	110,106	115,077
2.457% 3/1/35 (e)	670,667	702,664
2.46% 9/1/35 (e)	1,141,031	1,197,703
2.534% 7/1/34 (e)	264,017	273,675
2.534% 1/1/35 (e)	2,169,694	2,257,165
2.542% 7/1/35 (e)	1,415,373	1,481,117
2.554% 10/1/33 (e)	1,040,865	1,093,151
2.558% 3/1/33 (e)	1,165,579	1,215,450
2.576% 6/1/47 (e)	1,062,494	1,112,131
2.589% 6/1/36 (e)	304,403	317,753
2.62% 11/1/36 (e)	946,726	992,754
2.769% 7/1/34 (e)	1,915,593	2,020,917
2.837% 9/1/36 (e)	1,231,188	1,288,939
2.855% 5/1/35 (e)	2,808,237	2,934,534
3.345% 1/1/40 (e)	12,906,819	13,540,041
3.472% 3/1/40 (e)	13,044,113	13,692,171
3.5% 9/1/24 to 4/1/41	1,291,154,236	1,262,966,917
3.522% 12/1/39 (e)	8,995,749	9,452,670
3.692% 5/1/40 (e)	7,210,906	7,600,951
3.697% 5/1/40 (e)	8,616,896	9,085,707
3.744% 1/1/40 (e)	6,781,137	7,156,629
3.793% 6/1/40 (e)	7,574,945	7,993,340
3.863% 4/1/40 (e)	27,457,169	28,998,943
3.972% 11/1/39 (e)	6,558,113	6,949,599
4% 8/1/24 to 5/1/41	765,059,600	772,474,007
4% 1/1/40 (e)	13,127,333	13,910,693
4.01% 2/1/40 (e)	26,696,719	28,246,677
4.102% 1/1/40 (e)	19,480,837	20,674,213
4.129% 8/1/36 (e)	3,111,220	3,316,854
4.5% 4/1/21 to 5/1/41	1,734,930,836	1,805,796,022
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Fannie Mae - continued
4.5% 6/1/26 (a)	$ 5,000,000	$ 5,300,981
4.5% 6/1/40	514,328	534,955
4.5% 8/1/40 (b)	35,749	37,171
4.883% 6/1/36 (e)	4,142,133	4,415,904
5% 9/1/16 to 5/1/41 (b)	800,309,471	855,947,261
5% 6/1/41 (a)	226,000,000	240,568,728
5% 6/1/41 (a)(b)	229,000,000	243,762,119
5% 6/1/41 (a)(b)	4,500,000	4,790,085
5% 6/1/41 (a)	107,500,000	114,429,816
5% 6/1/41 (a)	86,000,000	91,543,852
5.5% 12/1/17 to 6/1/40	644,844,932	702,029,520
5.616% 7/1/37 (e)	953,854	1,026,585
5.639% 5/1/36 (e)	2,759,904	2,900,693
5.955% 5/1/37 (e)	55,940	59,629
5.963% 3/1/37 (e)	668,195	719,145
6% 2/1/17 to 2/1/40	887,633,605	977,861,773
6% 6/1/41 (a)(b)	343,500,000	377,908,258
6% 6/1/41 (a)	16,000,000	17,602,714
6% 6/1/41 (a)	11,600,000	12,761,967
6% 6/1/41 (a)	22,000,000	24,203,731
6% 6/1/41 (a)	32,000,000	35,205,427
6.111% 8/1/46 (e)	439,231	472,722
6.24% 9/1/37 (e)	120,175	126,238
6.293% 9/1/36 (e)	654,886	683,803
6.313% 4/1/37 (e)	1,102,076	1,186,109
6.341% 5/1/36 (e)	1,574,286	1,638,382
6.5% 6/1/11 to 2/1/37	43,565,208	48,581,671
6.824% 9/1/37 (e)	488,822	521,054
7% 5/1/13 to 7/1/37	19,361,553	22,119,545
7.431% 9/1/37 (e)	415,558	443,219
7.5% 7/1/11 to 2/1/32	7,961,383	9,049,525
8% 12/1/17 to 3/1/37	366,117	421,079
8.5% 12/1/16 to 8/1/23	64,168	72,658
9.5% 5/1/18 to 2/1/25	162,315	190,773
10% 8/1/17	513	577
10.75% 5/1/14	6,671	7,167
11.25% 5/1/14	422	454
12.5% 1/1/15	1,508	1,618
		7,832,541,051
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - 23.3%
1.945% 3/1/35 (e)	$ 1,248,316	$ 1,288,296
2.075% 3/1/37 (e)	262,930	271,102
2.102% 12/1/35 (e)	1,969,739	2,046,731
2.162% 5/1/37 (e)	736,269	766,774
2.244% 1/1/36 (e)	556,980	578,954
2.357% 3/1/36 (e)	1,454,931	1,503,189
2.378% 6/1/33 (e)	2,380,824	2,476,751
2.482% 11/1/35 (e)	1,727,301	1,799,409
2.487% 10/1/35 (e)	2,616,378	2,735,062
2.54% 6/1/37 (e)	2,357,692	2,483,329
2.556% 4/1/37 (e)	881,975	924,285
2.614% 6/1/33 (e)	7,835,234	8,220,620
2.715% 10/1/36 (e)	3,189,534	3,333,886
2.719% 3/1/35 (e)	10,590,355	11,161,940
2.942% 3/1/33 (e)	81,986	86,591
3.055% 5/1/37 (e)	659,779	692,400
3.281% 10/1/35 (e)	417,358	444,877
3.801% 4/1/40 (e)	7,113,814	7,475,508
3.926% 5/1/40 (e)	19,569,250	20,633,563
4% 5/1/39 to 12/1/40	22,420,119	22,587,484
4% 6/1/41 (a)	174,000,000	175,020,406
4.105% 12/1/39 (e)	12,013,952	12,725,370
4.5% 6/1/25 to 4/1/41	133,852,355	139,847,854
4.5% 6/1/41 (a)	513,000,000	532,291,622
5% 6/1/20 to 4/1/41	295,750,621	316,233,646
5% 6/1/41 (a)	138,000,000	146,745,019
5% 6/1/41 (a)	70,000,000	74,435,879
5% 6/1/41 (a)	25,000,000	26,584,243
5.112% 4/1/38 (e)	8,523,517	9,173,436
5.138% 4/1/35 (e)	297,731	317,410
5.348% 4/1/36 (e)	3,255,814	3,428,916
5.5% 6/1/15 to 4/1/41	908,476,452	984,984,561
5.847% 6/1/37 (e)	287,613	304,524
5.931% 6/1/37 (e)	539,402	568,469
5.936% 8/1/37 (e)	259,693	272,502
6% 2/1/17 to 12/1/37	53,172,282	58,764,577
6.011% 4/1/37 (e)	348,289	374,846
6.038% 3/1/36 (e)	3,223,398	3,444,855
6.147% 7/1/36 (e)	970,741	1,015,118
6.158% 6/1/36 (e)	2,071,659	2,229,623
6.316% 8/1/37 (e)	1,370,944	1,461,341
6.41% 12/1/36 (e)	3,278,828	3,528,839
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
6.473% 2/1/37 (e)	$ 2,019,369	$ 2,094,762
6.5% 2/1/13 to 3/1/37	31,085,956	34,833,837
6.604% 6/1/37 (e)	511,000	544,695
7% 6/1/21 to 9/1/36	20,017,169	22,917,970
7.03% 6/1/36 (e)	132,578	142,687
7.07% 2/1/37 (e)	233,759	251,583
7.22% 4/1/37 (e)	43,328	46,185
7.5% 9/1/15 to 6/1/32	451,000	516,672
8% 7/1/16 to 1/1/37	645,839	738,807
8.5% 9/1/19 to 1/1/28	385,671	445,348
9% 10/1/16	2,022	2,238
11% 8/1/15 to 9/1/20	48,796	55,552
11.5% 10/1/15	3,157	3,498
12% 2/1/13 to 7/1/15	780	865
13.5% 12/1/14	7,465	8,217
		2,647,866,723
Ginnie Mae - 15.6%
4% 1/15/25 to 1/20/41	85,986,029	89,441,590
4.5% 9/15/33 to 3/15/41	452,601,886	479,581,786
4.5% 6/1/41 (a)	165,000,000	174,459,797
4.5% 6/1/41 (a)(b)	46,000,000	48,637,277
4.5% 6/1/41 (a)	130,000,000	137,453,173
4.5% 6/1/41 (a)	2,400,000	2,531,222
4.751% 12/20/60 (i)	30,797,315	33,402,768
4.814% 1/20/61 (i)	39,363,177	42,811,391
5% 12/15/32 to 5/15/41 (a)	356,379,882	387,402,236
5% 6/1/41 (a)	58,000,000	62,808,252
5% 6/1/41 (a)	29,000,000	31,404,126
5% 6/1/41 (a)	57,000,000	61,725,351
5.251% 6/20/60 (i)	49,211,232	54,289,832
5.294% 5/20/60 (i)	35,603,619	39,341,999
5.5% 4/15/29 to 9/15/39	52,688,077	58,249,026
6% 4/15/28 to 11/15/39	38,139,012	42,665,444
6.5% 3/20/31 to 10/15/38	4,142,843	4,708,810
7% 6/15/22 to 3/15/33	16,184,439	18,591,308
7.5% 1/15/17 to 10/15/31	7,761,681	8,893,036
8% 8/15/16 to 11/15/29	2,264,730	2,598,729
8.5% 11/15/16 to 1/15/31	430,466	496,751
9% 8/15/19 to 1/15/23	28,212	32,174
9.5% 12/15/20 to 3/15/23	16,264	18,637
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Ginnie Mae - continued
10.5% 5/20/16 to 1/20/18	$ 74,378	$ 87,256
11% 7/20/13 to 9/20/19	48,634	54,669
		1,781,686,640
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $12,026,667,115)		12,262,094,414
Asset-Backed Securities - 0.0%

Citigroup Mortgage Loan Trust Series 2007-AMC4 Class M1, 0.464% 5/25/37 (e)	2,235,000	127,623
Home Equity Asset Trust Series 2006-8 Class 2A1, 0.244% 3/25/37 (e)	25,853	25,558
Long Beach Mortgage Loan Trust Series 2006-10 Class 2A3, 0.354% 11/25/36 (e)	5,745,971	2,161,426
Merrill Lynch Mortgage Investors Trust Series 2006-MLN1 Class A2A, 0.264% 7/25/37 (e)	163,070	161,883
Morgan Stanley Capital I Trust Series 2006-HE1 Class M2, 0.584% 1/25/36 (e)	3,909,000	386,468
Securitized Asset Backed Receivables LLC Trust:
Series 2006-FR4 Class A2A, 0.274% 8/25/36 (e)	784,184	285,204
Series 2007-NC1 Class A2A, 0.244% 12/25/36 (e)	212,317	204,877
TOTAL ASSET-BACKED SECURITIES (Cost $12,809,469)		3,353,039
Collateralized Mortgage Obligations - 6.2%

Private Sponsor - 0.0%
Citigroup Mortgage Loan Trust Series 2006-AR7 Class 1A1, 3.6788% 11/25/36 (e)	831,122	511,734
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 1A1, 2.8397% 10/25/34 (e)	572,388	484,896
TOTAL PRIVATE SPONSOR		996,630
U.S. Government Agency - 6.2%
Fannie Mae:
floater Series 2002-94 Class FB, 0.594% 1/25/18 (e)	1,868,542	1,880,169
planned amortization class:
Series 1996-28 Class PK, 6.5% 7/25/25	1,299,353	1,466,915
Series 2006-45 Class OP, 6/25/36 (g)	5,953,007	5,284,170
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae: - continued
sequential payer Series 2010-50 Class FA, 0.544% 1/25/24 (e)	$ 6,470,198	$ 6,504,566
Series 1993-165 Class SH, 19.1811% 9/25/23 (e)(h)	375,983	487,723
Series 2009-16 Class SA, 6.056% 3/25/24 (e)(f)(h)	16,171,681	1,526,003
Series 2010-109 Class IM, 5.5% 9/25/40 (f)	83,224,511	16,218,610
Series 2010-114 Class CI, 5% 4/25/18 (f)	33,477,982	3,520,481
Series 2010-17 Class DI, 4.5% 6/25/21 (f)	6,580,740	657,606
Series 2010-23:
Class AI, 5% 12/25/18 (f)	14,566,485	1,489,229
Class HI, 4.5% 10/25/18 (f)	9,787,184	994,626
Series 2010-29 Class LI, 4.5% 6/25/19 (f)	28,243,621	2,879,544
Series 2010-37 Class GI, 5% 4/25/25 (f)	20,746,790	2,154,859
Series 2010-97 Class CI, 4.5% 8/25/25 (f)	32,395,137	3,731,580
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (g)	21,435,848	18,209,277
Series 339:
Class 29, 5.5% 7/1/18 (f)	4,485,645	513,325
Class 5, 5.5% 8/1/33 (f)	5,265,123	997,193
Series 343 Class 16, 5.5% 5/1/34 (f)	4,068,642	796,946
Series 348 Class 14, 6.5% 8/1/34 (f)	2,516,387	565,217
Series 351:
Class 12, 5.5% 4/1/34 (f)	1,915,543	379,391
Class 13, 6% 3/1/34 (f)	2,370,008	481,342
Series 359, Class 19 6% 7/1/35 (f)	2,244,121	436,903
Series 384 Class 6, 5% 7/25/37 (f)	24,302,039	4,417,105
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2002-18 Class FD, 0.994% 2/25/32 (e)	599,014	597,356
Series 2002-39 Class FD, 1.197% 3/18/32 (e)	761,029	765,602
Series 2002-60 Class FV, 1.194% 4/25/32 (e)	1,401,819	1,431,050
Series 2002-63 Class FN, 1.194% 10/25/32 (e)	1,544,176	1,551,743
Series 2002-7 Class FC, 0.944% 1/25/32 (e)	738,572	745,889
Series 2007-57 Class FA, 0.424% 6/25/37 (e)	16,767,447	16,622,861
Series 2008-76 Class EF, 0.694% 9/25/23 (e)	7,747,798	7,756,336
planned amortization class:
Series 1999-17 Class PG, 6% 4/25/29	11,520,737	12,835,758
Series 1999-32 Class PL, 6% 7/25/29	8,489,459	9,461,961
Series 1999-33 Class PK, 6% 7/25/29	5,305,396	5,916,586
Series 2001-52 Class YZ, 6.5% 10/25/31	568,160	657,049
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Fannie Mae subordinate REMIC pass-thru certificates: - continued
planned amortization class:
Series 2002-52 Class PB, 6% 2/25/32	$ 3,557,992	$ 3,642,590
Series 2005-73 Class SA, 17.0456% 8/25/35 (e)(h)	4,406,163	5,272,080
Series 2006-105 Class MD, 5.5% 6/25/35	4,664,000	5,187,232
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	4,244,013	4,750,386
Series 2001-20 Class Z, 6% 5/25/31	10,185,958	11,288,177
Series 2001-31 Class ZC, 6.5% 7/25/31	4,426,455	5,069,872
Series 2002-16 Class ZD, 6.5% 4/25/32	2,992,206	3,394,177
Series 2002-79 Class Z, 5.5% 11/25/22	8,417,593	9,230,997
Series 2003-80 Class CG, 6% 4/25/30	1,094,280	1,134,622
Series 2003-21 Class SK, 7.906% 3/25/33 (e)(f)(h)	1,651,880	318,822
Series 2003-35:
Class BS, 6.806% 4/25/17 (e)(f)(h)	497,773	11,432
Class TQ, 7.306% 5/25/18 (e)(f)(h)	1,603,560	203,934
Series 2003-42 Class SJ, 6.856% 11/25/22 (e)(f)(h)	1,669,086	157,599
Series 2005-104 Class NI, 6.506% 3/25/35 (e)(f)(h)	35,884,199	5,527,580
Series 2007-57 Class SA, 39.456% 6/25/37 (e)(h)	5,019,385	8,417,882
Series 2007-66:
Class FB, 0.594% 7/25/37 (e)	17,029,554	16,995,619
Class SA, 38.436% 7/25/37 (e)(h)	7,263,375	12,737,288
Class SB, 38.436% 7/25/37 (e)(h)	2,838,259	5,072,426
Series 2009-114 Class AI, 5% 12/25/23 (f)	16,339,952	1,686,714
Series 2009-76 Class MI, 5.5% 9/25/24 (f)	7,939,029	887,900
Series 2009-85 Class IB, 4.5% 8/25/24 (f)	8,138,040	958,313
Series 2009-93 Class IC, 4.5% 9/25/24 (f)	15,889,550	1,813,972
Series 2010-12 Class AI, 5% 12/25/18 (f)	29,464,411	3,018,405
Series 2010-139 Class NI, 4.5% 2/25/40 (f)	23,660,241	4,518,609
Series 2010-96 Class DI, 4% 5/25/23 (f)	15,481,376	1,158,190
Freddie Mac:
floater Series 3318:
Class CY, 0% 11/15/36 (e)	64,536	64,115
Class GY, 0% 5/15/37 (e)	244,670	240,103
planned amortization class:
Series 2095 Class PE, 6% 11/15/28	10,388,066	11,597,768
Series 2101 Class PD, 6% 11/15/28	964,619	1,072,398
Series 2162 Class PH, 6% 6/15/29	1,719,318	1,913,050
Series 3225 Class EO, 10/15/36 (g)	7,470,087	6,449,029
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Manufactured Housing participation certificates guaranteed sequential payer:
Series 2043 Class ZH, 6% 4/15/28	$ 4,464,861	$ 4,959,673
Series 2056 Class Z, 6% 5/15/28	7,453,764	8,294,102
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2412 Class FK, 0.998% 1/15/32 (e)	454,689	453,472
Series 2423 Class FA, 1.098% 3/15/32 (e)	778,379	779,535
Series 2424 Class FM, 1.198% 3/15/32 (e)	875,381	879,304
Series 2432:
Class FE, 1.098% 6/15/31 (e)	1,058,846	1,060,563
Class FG, 1.098% 3/15/32 (e)	390,235	390,685
Series 3129 Class MF, 0% 7/15/34 (e)	32,734	32,668
Series 3222 Class HF, 0% 9/15/36 (e)	678,213	650,119
planned amortization 4.5% 2/15/41	31,228,479	33,161,137
planned amortization class:
Series 2006-15 Class OP, 3/25/36 (g)	7,828,137	6,483,776
Series 2121 Class MG, 6% 2/15/29	4,373,893	4,882,021
Series 2131 Class BG, 6% 3/15/29 (c)(d)	27,568,777	30,810,025
Series 2137 Class PG, 6% 3/15/29	4,179,139	4,666,205
Series 2154 Class PT, 6% 5/15/29	6,288,584	7,021,402
Series 2425 Class JH, 6% 3/15/17	2,111,343	2,308,478
Series 2520 Class BE, 6% 11/15/32	11,116,729	12,497,503
Series 2585 Class KS, 7.402% 3/15/23 (e)(f)(h)	1,033,674	169,576
Series 2590 Class YR, 5.5% 9/15/32 (f)	278,747	34,354
Series 3258 Class PM, 5.5% 12/15/36	8,351,807	9,296,422
Series 3741 Class YU, 3.5% 11/15/22	16,081,000	16,718,785
Series 3786 Class HP, 4.5% 3/15/38	34,204,004	36,726,693
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,786,941	1,974,054
Series 2274 Class ZM, 6.5% 1/15/31	1,693,765	1,931,925
Series 2281 Class ZB, 6% 3/15/30	3,093,679	3,432,357
Series 2303 Class ZV, 6% 4/15/31	2,758,511	3,079,661
Series 2502 Class ZC, 6% 9/15/32	5,258,950	5,925,184
Series 2519 Class ZD, 5.5% 11/15/32	12,655,517	13,740,061
Series 2564 Class ES, 7.402% 2/15/22 (e)(f)(h)	32,113	229
Series 2575 Class ID, 5.5% 8/15/22 (f)	191,040	13,837
Series 2817 Class SD, 6.852% 7/15/30 (e)(f)(h)	2,177,391	183,793
Series 2844:
Class SC, 45.513% 8/15/24 (e)(h)	267,982	519,109
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
Series 2844:
Class SD, 83.876% 8/15/24 (e)(h)	$ 394,252	$ 1,110,800
Series 3772 Class BI, 4.5% 10/15/18 (f)	19,756,760	1,792,819
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H03 Class FA, 0.7458% 3/20/60 (e)(i)	24,788,969	24,786,490
Series 2011-H03 Class FA, 0.6958% 1/20/61 (e)(i)	62,953,839	62,796,455
Series 2011-H05 Class FA, 0.6958% 12/20/60 (e)(i)	14,117,593	14,082,299
Series 2011-H07 Class FA, 0.6958% 2/20/61 (e)(i)	33,371,953	33,377,293
Series 2011-H12 Class FA, 0.6824% 2/20/61 (e)(i)	40,690,000	40,690,000
Series 2011-H13 Class FA, 0.7482% 4/20/61 (e)(i)	17,450,000	17,450,000
planned amortization class Series 1993-13 Class PD, 6% 5/20/29	7,526,751	8,461,270
Series 2004-32 Class GS, 6.302% 5/16/34 (e)(f)(h)	3,644,006	600,178
Series 2007-35 Class SC, 39.012% 6/16/37 (e)(h)	393,953	704,904
Series 2010-H010 Class FA, 0.5258% 5/20/60 (e)(i)	17,242,250	17,016,376
TOTAL U.S. GOVERNMENT AGENCY		703,671,844
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $672,415,286)		704,668,474
Cash Equivalents - 10.6%
	Maturity Amount	Value
Investments in repurchase agreements in a joint trading account at:
0.11%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) #	$ 5,133,015	$ 5,133,000
0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) #	1,206,359,842	1,206,355,000
TOTAL CASH EQUIVALENTS (Cost $1,211,488,000)		1,211,488,000
TOTAL INVESTMENT PORTFOLIO - 124.5% (Cost $13,923,379,870)		14,181,603,927
NET OTHER ASSETS (LIABILITIES) - (24.5)%		(2,792,853,064)
NET ASSETS - 100%		$ 11,388,750,863
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Sold
Treasury Contracts
232 CBOT 2 Year U.S. Treasury Notes Contracts	Oct. 2011	$ 50,851,500	$ (58,592)
The face value of futures sold as a percentage of net assets is 0.4%
Swap Agreements
	Expiration Date	Notional Amount	Value
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 0.6575% with Credit Suisse First Boston	August 2012	$ 82,000,000	$ (397,101)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $1,341,083.
(d) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $94,330.
(e) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(f) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(g) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(h) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(i) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$5,133,000 due 6/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 2,422,924
Barclays Capital, Inc.	1,825,812
Merrill Lynch, Pierce, Fenner & Smith, Inc.	884,264
$ 5,133,000
$1,206,355,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 36,234,964
HSBC Securities (USA), Inc.	217,409,783
Merrill Lynch, Pierce, Fenner & Smith, Inc.	57,235,734
Mizuho Securities USA, Inc.	652,229,352
Societe Generale	68,882,521
Wells Fargo Securities LLC	174,362,646
$ 1,206,355,000
Other Information

The following is a summary of the inputs used, as of May 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government Agency - Mortgage Securities	$ 12,262,094,414	$ -	$ 12,262,094,414	$ -
Asset-Backed Securities	3,353,039	-	2,838,948	514,091
Collateralized Mortgage Obligations	704,668,474	-	704,668,474	-
Cash Equivalents	1,211,488,000	-	1,211,488,000	-
Total Investments in Securities:	$ 14,181,603,927	$ -	$ 14,181,089,836	$ 514,091
Derivative Instruments:
Liabilities
Futures Contracts	$ (58,592)	$ (58,592)	$ -	$ -
Swap Agreements	(397,101)	-	(397,101)	-
Total Derivative Instruments:	$ (455,693)	$ (58,592)	$ (397,101)	$ -
Other Financial Instruments:
Forward Commitments	$ (7,889,890)	$ -	$ (7,889,890)	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 847,213
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	72,036
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	(27,813)
Transfers in to Level 3	-
Transfers out of Level 3	(377,345)
Ending Balance	$ 514,091
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2011	$ 72,036

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities and Other Financial Instruments identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $13,923,754,350. Net unrealized appreciation aggregated $257,849,577, of which $276,900,935 related to appreciated investment securities and $19,051,358 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities.

For asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Dealers which make markets in asset backed securities, collateralized mortgage obligations and commercial mortgage securities may also consider such factors as the structure of the issue, cash flow assumptions, the value of underlying assets as well as any guarantees. Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Corporate Bond
1-10 Year Central Fund

May 31, 2011

1.850078.104

CB10CEN-QTLY-0711

Investments May 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 84.3%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 6.4%
Auto Components - 0.8%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 5,194,000	$ 5,266,030
Automobiles - 0.5%
Daimler Finance North America LLC 1.95% 3/28/14 (b)	3,228,000	3,257,113
Household Durables - 1.6%
Fortune Brands, Inc.:
5.375% 1/15/16	2,893,000	3,142,837
5.875% 1/15/36	56,000	54,193
6.375% 6/15/14	3,795,000	4,232,461
Whirlpool Corp. 6.125% 6/15/11	3,175,000	3,180,664
		10,610,155
Media - 3.2%
Comcast Corp.:
4.95% 6/15/16	1,745,000	1,916,710
5.15% 3/1/20	1,632,000	1,756,510
5.7% 5/15/18	1,733,000	1,941,184
Discovery Communications LLC:
3.7% 6/1/15	1,004,000	1,058,529
5.05% 6/1/20	372,000	396,056
NBC Universal, Inc. 3.65% 4/30/15 (b)	2,684,000	2,821,966
Time Warner Cable, Inc.:
5.4% 7/2/12	2,269,000	2,379,668
6.2% 7/1/13	2,157,000	2,372,245
6.75% 7/1/18	1,090,000	1,267,161
Time Warner, Inc.:
3.15% 7/15/15	995,000	1,026,519
4.875% 3/15/20	2,495,000	2,598,498
5.875% 11/15/16	1,383,000	1,583,162
Viacom, Inc. 3.5% 4/1/17	483,000	492,490
		21,610,698
Specialty Retail - 0.3%
Staples, Inc. 7.375% 10/1/12	2,083,000	2,237,138
TOTAL CONSUMER DISCRETIONARY		42,981,134
CONSUMER STAPLES - 4.3%
Beverages - 1.6%
Anheuser-Busch InBev Worldwide, Inc.:
2.5% 3/26/13	522,000	535,603
5.375% 11/15/14	4,535,000	5,078,103
Nonconvertible Bonds - continued
	Principal Amount	Value
CONSUMER STAPLES - continued
Beverages - continued
FBG Finance Ltd. 5.125% 6/15/15 (b)	$ 2,726,000	$ 2,978,299
PepsiCo, Inc. 7.9% 11/1/18	1,395,000	1,811,631
		10,403,636
Food & Staples Retailing - 0.2%
CVS Caremark Corp. 4.125% 5/15/21	1,699,000	1,671,040
Food Products - 1.1%
Kraft Foods, Inc.:
5.625% 11/1/11	438,000	446,923
6.5% 8/11/17	5,706,000	6,700,898
		7,147,821
Tobacco - 1.4%
Altria Group, Inc.:
8.5% 11/10/13	1,226,000	1,430,247
9.7% 11/10/18	3,791,000	5,062,733
Reynolds American, Inc. 6.75% 6/15/17	2,722,000	3,183,858
		9,676,838
TOTAL CONSUMER STAPLES		28,899,335
ENERGY - 12.6%
Energy Equipment & Services - 1.8%
DCP Midstream LLC 5.35% 3/15/20 (b)	323,000	345,084
El Paso Pipeline Partners Operating Co. LLC 6.5% 4/1/20	2,773,000	3,183,612
Noble Holding International Ltd.:
3.05% 3/1/16	1,670,000	1,691,505
3.45% 8/1/15	2,374,000	2,466,555
Weatherford International Ltd.:
4.95% 10/15/13	1,617,000	1,731,628
5.15% 3/15/13	2,113,000	2,244,517
		11,662,901
Oil, Gas & Consumable Fuels - 10.8%
Anadarko Petroleum Corp.:
5.95% 9/15/16	1,824,000	2,061,073
6.375% 9/15/17	1,210,000	1,391,233
BW Group Ltd. 6.625% 6/28/17 (b)	2,838,000	2,868,531
Canadian Natural Resources Ltd.:
5.15% 2/1/13	4,176,000	4,456,076
5.7% 5/15/17	1,077,000	1,240,824
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Cenovus Energy, Inc. 4.5% 9/15/14	$ 1,645,000	$ 1,789,133
Duke Energy Field Services 5.375% 10/15/15 (b)	1,134,000	1,263,665
El Paso Natural Gas Co. 5.95% 4/15/17	867,000	989,192
EnCana Holdings Finance Corp. 5.8% 5/1/14	2,681,000	2,999,827
Enterprise Products Operating LP 5.6% 10/15/14	1,816,000	2,026,656
Gulf South Pipeline Co. LP 5.75% 8/15/12 (b)	3,587,000	3,745,366
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (b)	828,000	981,269
Marathon Petroleum Corp.:
3.5% 3/1/16 (b)	570,000	585,283
5.125% 3/1/21 (b)	380,000	396,391
Midcontinent Express Pipeline LLC 5.45% 9/15/14 (b)	3,133,000	3,446,660
Motiva Enterprises LLC 5.75% 1/15/20 (b)	2,288,000	2,577,514
Nexen, Inc.:
5.2% 3/10/15	843,000	926,337
6.2% 7/30/19	4,117,000	4,682,964
NGPL PipeCo LLC 6.514% 12/15/12 (b)	3,308,000	3,488,286
Petrobras International Finance Co. Ltd.:
3.875% 1/27/16	626,000	640,618
5.75% 1/20/20	4,737,000	5,024,147
7.875% 3/15/19	1,120,000	1,351,336
Petroleos Mexicanos 6% 3/5/20	2,417,000	2,618,820
Plains All American Pipeline LP/PAA Finance Corp.:
3.95% 9/15/15	378,000	398,390
4.25% 9/1/12	1,824,000	1,893,773
5% 2/1/21	208,000	216,391
Ras Laffan Liquefied Natural Gas Co. Ltd. 8.294% 3/15/14 (b)	1,665,000	1,825,256
Ras Laffan Liquefied Natural Gas Co. Ltd. III:
4.5% 9/30/12 (b)	1,194,000	1,238,775
5.5% 9/30/14 (b)	1,121,000	1,221,890
5.832% 9/30/16 (b)	1,133,835	1,235,880
6.75% 9/30/19 (b)	1,092,000	1,253,070
Rockies Express Pipeline LLC 6.25% 7/15/13 (b)	2,525,000	2,716,375
Southeast Supply Header LLC 4.85% 8/15/14 (b)	1,490,000	1,592,554
Spectra Energy Capital, LLC 5.65% 3/1/20	1,155,000	1,266,008
Suncor Energy, Inc. 6.1% 6/1/18	1,138,000	1,312,383
Nonconvertible Bonds - continued
	Principal Amount	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Western Gas Partners LP 5.375% 6/1/21	$ 3,335,000	$ 3,448,323
XTO Energy, Inc. 4.9% 2/1/14	1,002,000	1,102,434
		72,272,703
TOTAL ENERGY		83,935,604
FINANCIALS - 40.4%
Capital Markets - 6.2%
Bear Stearns Companies, Inc. 5.3% 10/30/15	1,938,000	2,142,296
BlackRock, Inc. 4.25% 5/24/21	915,000	912,885
Goldman Sachs Group, Inc.:
5.95% 1/18/18	3,704,000	4,012,706
6.15% 4/1/18	4,244,000	4,653,266
6.25% 2/1/41	784,000	792,404
Janus Capital Group, Inc. 5.875% 9/15/11 (a)	2,235,000	2,255,093
Lazard Group LLC:
6.85% 6/15/17	3,568,000	3,993,448
7.125% 5/15/15	1,279,000	1,441,324
Merrill Lynch & Co., Inc. 6.4% 8/28/17	1,636,000	1,835,847
Morgan Stanley:
4% 7/24/15	2,510,000	2,599,070
4.75% 4/1/14	740,000	780,226
5.625% 9/23/19	4,599,000	4,801,259
5.95% 12/28/17	551,000	604,513
6.625% 4/1/18	3,298,000	3,712,433
Royal Bank of Scotland PLC 4.375% 3/16/16	3,275,000	3,349,624
UBS AG Stamford Branch 2.25% 1/28/14	3,810,000	3,857,716
		41,744,110
Commercial Banks - 10.0%
Associated Banc Corp. 5.125% 3/28/16	4,090,000	4,261,436
Bank of America NA:
5.3% 3/15/17	3,632,000	3,840,353
6.1% 6/15/17	1,551,000	1,706,969
Capital One Capital IV 6.745% 2/17/37 (d)	3,655,000	3,709,825
Comerica Bank 5.7% 6/1/14	1,120,000	1,235,666
Comerica, Inc. 4.8% 5/1/15	2,236,000	2,395,950
Credit Suisse New York Branch:
5.4% 1/14/20	2,650,000	2,781,223
6% 2/15/18	2,547,000	2,803,496
DBS Bank Ltd. (Singapore) 0.4808% 5/16/17 (b)(d)	2,991,513	2,954,119
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Discover Bank:
7% 4/15/20	$ 822,000	$ 937,018
8.7% 11/18/19	1,304,000	1,626,949
Export-Import Bank of Korea 5.5% 10/17/12	2,163,000	2,275,333
Fifth Third Bancorp:
3.625% 1/25/16	366,000	374,387
6.25% 5/1/13	851,000	924,974
8.25% 3/1/38	2,775,000	3,461,513
Fifth Third Capital Trust IV 6.5% 4/15/67 (d)	271,000	268,968
HSBC Holdings PLC 5.1% 4/5/21	1,865,000	1,940,650
Huntington Bancshares, Inc. 7% 12/15/20	172,000	198,268
KeyBank NA:
5.45% 3/3/16	938,000	1,024,319
5.8% 7/1/14	4,051,000	4,461,715
KeyCorp. 5.1% 3/24/21	1,147,000	1,193,795
Marshall & Ilsley Bank:
4.85% 6/16/15	2,202,000	2,379,087
5% 1/17/17	1,460,000	1,588,635
5.25% 9/4/12	233,000	242,489
Nordea Bank AB 4.875% 5/13/21 (b)	2,700,000	2,694,238
Regions Bank 6.45% 6/26/37	2,717,000	2,537,135
Regions Financial Corp.:
0.4785% 6/26/12 (d)	1,268,000	1,233,244
5.75% 6/15/15	156,000	159,510
7.75% 11/10/14	822,000	901,159
SunTrust Banks, Inc. 3.6% 4/15/16	557,000	570,287
UniCredit Luxembourg Finance SA 5.584% 1/13/17 (b)(d)	2,814,000	2,820,343
UnionBanCal Corp. 5.25% 12/16/13	615,000	664,174
Wachovia Bank NA:
4.8% 11/1/14	1,513,000	1,640,895
4.875% 2/1/15	1,413,000	1,530,521
Wachovia Corp. 5.625% 10/15/16	3,157,000	3,526,271
		66,864,914
Consumer Finance - 1.8%
Discover Financial Services:
6.45% 6/12/17	2,218,000	2,495,665
10.25% 7/15/19	2,189,000	2,918,981
General Electric Capital Corp.:
2.25% 11/9/15	1,179,000	1,162,963
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Consumer Finance - continued
General Electric Capital Corp.: - continued
4.625% 1/7/21	$ 1,552,000	$ 1,574,867
Household Finance Corp. 6.375% 10/15/11	1,728,000	1,765,748
HSBC Finance Corp. 5.9% 6/19/12	2,243,000	2,359,842
		12,278,066
Diversified Financial Services - 9.3%
BP Capital Markets PLC:
3.125% 10/1/15	2,459,000	2,518,483
3.625% 5/8/14	2,672,000	2,811,345
4.5% 10/1/20	2,442,000	2,501,050
4.742% 3/11/21	1,970,000	2,038,570
Capital One Capital V 10.25% 8/15/39	2,925,000	3,111,469
Citigroup, Inc.:
4.75% 5/19/15	9,189,000	9,858,685
6.125% 5/15/18	1,570,000	1,751,437
6.5% 8/19/13	9,018,000	9,914,119
General Electric Capital Corp. 5.3% 2/11/21	6,640,000	6,974,118
JPMorgan Chase & Co.:
3.4% 6/24/15	2,411,000	2,492,275
3.45% 3/1/16	3,000,000	3,063,507
4.625% 5/10/21	6,650,000	6,673,774
Prime Property Funding, Inc.:
5.125% 6/1/15 (b)	1,012,000	1,059,808
5.5% 1/15/14 (b)	643,000	692,140
5.7% 4/15/17 (b)	1,577,000	1,653,813
TECO Finance, Inc. 5.15% 3/15/20	299,000	320,756
TransCapitalInvest Ltd. 5.67% 3/5/14 (b)	4,191,000	4,484,370
		61,919,719
Insurance - 5.1%
Aon Corp.:
3.125% 5/27/16	324,000	325,568
3.5% 9/30/15	874,000	902,457
5% 9/30/20	302,000	312,674
Assurant, Inc. 5.625% 2/15/14	1,777,000	1,908,877
Great-West Life & Annuity Insurance Co. 7.153% 5/16/46 (b)(d)	1,385,000	1,454,250
Hartford Financial Services Group, Inc. 5.375% 3/15/17	728,000	782,250
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Insurance - continued
Liberty Mutual Group, Inc.:
5% 6/1/21 (b)	$ 871,000	$ 856,196
6.5% 3/15/35 (b)	550,000	553,252
MetLife, Inc. 2.375% 2/6/14	3,745,000	3,821,963
Monumental Global Funding II 5.65% 7/14/11 (b)	1,534,000	1,540,441
Monumental Global Funding III 5.5% 4/22/13 (b)	2,045,000	2,182,095
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (b)	1,962,000	2,167,763
Pacific Life Global Funding 5.15% 4/15/13 (b)	3,140,000	3,339,324
Pacific LifeCorp 6% 2/10/20 (b)	2,092,000	2,291,031
Prudential Financial, Inc. 5.15% 1/15/13	3,003,000	3,177,171
QBE Insurance Group Ltd. 5.647% 7/1/23 (b)(d)	1,202,000	1,173,701
Symetra Financial Corp. 6.125% 4/1/16 (b)	4,484,000	4,710,348
Unum Group:
5.625% 9/15/20	353,000	374,527
7.125% 9/30/16	2,206,000	2,568,225
		34,442,113
Real Estate Investment Trusts - 3.4%
AvalonBay Communities, Inc. 5.5% 1/15/12	1,172,000	1,205,239
BRE Properties, Inc. 5.5% 3/15/17	2,481,000	2,730,375
Developers Diversified Realty Corp.:
4.75% 4/15/18	292,000	291,834
5.375% 10/15/12	1,394,000	1,444,091
7.5% 4/1/17	3,334,000	3,872,951
Duke Realty LP 4.625% 5/15/13	588,000	618,044
Equity One, Inc. 6.25% 12/15/14	4,190,000	4,594,951
Federal Realty Investment Trust:
5.9% 4/1/20	203,000	225,478
6% 7/15/12	2,724,000	2,864,648
Washington (REIT):
5.25% 1/15/14	1,209,000	1,305,638
5.95% 6/15/11	3,383,000	3,387,817
		22,541,066
Real Estate Management & Development - 3.0%
Arden Realty LP 5.2% 9/1/11	1,244,000	1,257,968
BioMed Realty LP:
3.85% 4/15/16	3,244,000	3,289,682
6.125% 4/15/20	263,000	284,452
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Real Estate Management & Development - continued
Brandywine Operating Partnership LP:
5.7% 5/1/17	$ 329,000	$ 357,181
5.75% 4/1/12	1,732,000	1,795,571
Duke Realty LP:
5.4% 8/15/14	525,000	569,945
5.625% 8/15/11	2,796,000	2,820,515
6.75% 3/15/20	1,423,000	1,630,502
8.25% 8/15/19	282,000	347,343
ERP Operating LP 4.75% 7/15/20	495,000	513,074
Liberty Property LP:
4.75% 10/1/20	719,000	734,159
5.125% 3/2/15	809,000	885,146
5.5% 12/15/16	1,383,000	1,528,664
Mack-Cali Realty LP 7.75% 8/15/19	2,632,000	3,243,414
Tanger Properties LP:
6.125% 6/1/20	398,000	446,345
6.15% 11/15/15	59,000	66,257
		19,770,218
Thrifts & Mortgage Finance - 1.6%
Bank of America Corp.:
5% 5/13/21	4,335,000	4,327,041
5.875% 1/5/21	4,410,000	4,702,833
First Niagara Financial Group, Inc. 6.75% 3/19/20	1,478,000	1,652,061
		10,681,935
TOTAL FINANCIALS		270,242,141
HEALTH CARE - 1.5%
Biotechnology - 0.3%
Celgene Corp. 2.45% 10/15/15	2,305,000	2,288,895
Health Care Providers & Services - 0.8%
Express Scripts, Inc. 3.125% 5/15/16	606,000	612,510
Medco Health Solutions, Inc. 2.75% 9/15/15	4,420,000	4,464,527
		5,077,037
Pharmaceuticals - 0.4%
Watson Pharmaceuticals, Inc. 5% 8/15/14	2,704,000	2,948,580
TOTAL HEALTH CARE		10,314,512
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.4%
BAE Systems Holdings, Inc. 4.95% 6/1/14 (b)	$ 2,147,000	$ 2,312,553
Airlines - 0.9%
Continental Airlines, Inc.:
6.648% 3/15/19	2,419,404	2,558,520
6.9% 7/2/19	712,295	755,959
U.S. Airways pass-thru trust certificates:
6.85% 7/30/19	1,534,637	1,473,252
8.36% 1/20/19	1,151,464	1,214,795
		6,002,526
TOTAL INDUSTRIALS		8,315,079
INFORMATION TECHNOLOGY - 2.1%
Computers & Peripherals - 0.5%
Hewlett-Packard Co. 4.3% 6/1/21	3,340,000	3,367,024
Electronic Equipment & Components - 1.1%
Tyco Electronics Group SA:
5.95% 1/15/14	3,325,000	3,678,597
6% 10/1/12	3,600,000	3,833,550
		7,512,147
Office Electronics - 0.5%
Xerox Corp.:
4.25% 2/15/15	1,384,000	1,481,297
5.5% 5/15/12	1,488,000	1,553,104
		3,034,401
TOTAL INFORMATION TECHNOLOGY		13,913,572
MATERIALS - 4.0%
Chemicals - 2.0%
Dow Chemical Co.:
4.85% 8/15/12	8,810,000	9,211,824
7.6% 5/15/14	3,269,000	3,811,527
		13,023,351
Construction Materials - 0.3%
CRH America, Inc. 6% 9/30/16	1,702,000	1,890,035
Metals & Mining - 1.7%
Alcoa, Inc. 5.4% 4/15/21	1,595,000	1,634,146
Anglo American Capital PLC 9.375% 4/8/14 (b)	3,353,000	4,057,646
Nonconvertible Bonds - continued
	Principal Amount	Value
MATERIALS - continued
Metals & Mining - continued
ArcelorMittal SA 5.5% 3/1/21	$ 3,310,000	$ 3,334,024
Vale Overseas Ltd. 6.25% 1/23/17	2,156,000	2,465,449
		11,491,265
TOTAL MATERIALS		26,404,651
TELECOMMUNICATION SERVICES - 4.9%
Diversified Telecommunication Services - 3.1%
AT&T, Inc.:
2.5% 8/15/15	2,516,000	2,547,297
2.95% 5/15/16	3,323,000	3,370,788
CenturyLink, Inc. 7.6% 9/15/39	1,414,000	1,446,234
Telecom Italia Capital SA:
4.95% 9/30/14	2,978,000	3,153,371
7.175% 6/18/19	1,958,000	2,222,945
Telefonica Emisiones SAU 5.134% 4/27/20	2,027,000	2,070,759
Verizon Communications, Inc. 4.6% 4/1/21	3,360,000	3,480,285
Verizon New York, Inc. 6.875% 4/1/12	2,466,000	2,591,115
		20,882,794
Wireless Telecommunication Services - 1.8%
America Movil SAB de CV 3.625% 3/30/15	2,838,000	2,985,732
DIRECTV Holdings LLC/DIRECTV Financing, Inc.:
4.75% 10/1/14	4,642,000	5,086,708
5.875% 10/1/19	1,404,000	1,569,616
Vodafone Group PLC 5% 12/16/13	2,132,000	2,325,641
		11,967,697
TOTAL TELECOMMUNICATION SERVICES		32,850,491
UTILITIES - 6.8%
Electric Utilities - 3.0%
AmerenUE 6.4% 6/15/17	2,775,000	3,235,822
Cleveland Electric Illuminating Co. 5.65% 12/15/13	3,819,000	4,160,147
Duquesne Light Holdings, Inc. 6.4% 9/15/20 (b)	992,000	1,041,269
Edison International 3.75% 9/15/17	410,000	413,690
EDP Finance BV 6% 2/2/18 (b)	2,289,000	2,227,408
Enel Finance International SA 5.7% 1/15/13 (b)	837,000	891,605
FirstEnergy Corp. 7.375% 11/15/31	2,494,000	2,899,684
FirstEnergy Solutions Corp. 6.05% 8/15/21	268,000	294,702
Nonconvertible Bonds - continued
	Principal Amount	Value
UTILITIES - continued
Electric Utilities - continued
LG&E and KU Energy LLC:
2.125% 11/15/15 (b)	$ 461,000	$ 449,233
3.75% 11/15/20 (b)	91,000	86,791
Nevada Power Co. 6.5% 8/1/18	1,458,000	1,711,472
Pepco Holdings, Inc. 2.7% 10/1/15	436,000	438,869
Progress Energy, Inc. 4.4% 1/15/21	741,000	761,340
Sierra Pacific Power Co. 5.45% 9/1/13	1,449,000	1,577,681
		20,189,713
Independent Power Producers & Energy Traders - 0.8%
Duke Capital LLC 5.668% 8/15/14	1,909,000	2,125,290
Exelon Generation Co. LLC 4% 10/1/20	3,269,000	3,144,958
		5,270,248
Multi-Utilities - 3.0%
Dominion Resources, Inc.:
6.3% 9/30/66 (d)	3,011,000	2,980,890
7.5% 6/30/66 (d)	3,029,000	3,210,740
DTE Energy Co. 7.05% 6/1/11	914,000	914,000
MidAmerican Energy Holdings, Co. 5.875% 10/1/12	2,197,000	2,338,942
National Grid PLC 6.3% 8/1/16	1,035,000	1,195,100
NiSource Finance Corp.:
5.4% 7/15/14	1,251,000	1,380,367
6.4% 3/15/18	1,231,000	1,412,352
Sempra Energy 2% 3/15/14	4,305,000	4,343,203
Wisconsin Energy Corp. 6.25% 5/15/67 (d)	2,428,000	2,458,350
		20,233,944
TOTAL UTILITIES		45,693,905
TOTAL NONCONVERTIBLE BONDS (Cost $519,167,545)		563,550,424
U.S. Treasury Obligations - 7.3%

U.S. Treasury Notes:
1.25% 8/31/15	21,469,000	21,385,142
1.875% 9/30/17	28,090,000	27,580,859
TOTAL U.S. TREASURY OBLIGATIONS (Cost $47,983,735)		48,966,001
Municipal Securities - 0.6%
	Principal Amount	Value
Illinois Gen. Oblig. 5.877% 3/1/19 (Cost $3,918,158)	$ 3,920,000	$ 4,116,274
Foreign Government and Government Agency Obligations - 0.3%

United Mexican States 6.05% 1/11/40 (Cost $2,008,986)	1,982,000	2,105,875
Bank Notes - 1.5%

Wachovia Bank NA 6% 11/15/17 (Cost $7,902,912)	8,708,000	9,919,039
Preferred Securities - 0.5%

FINANCIALS - 0.5%
Diversified Financial Services - 0.5%
ING Groep NV 5.775% (c)(d)	977,000	935,581
MUFG Capital Finance 1 Ltd. 6.346% (c)(d)	2,200,000	2,295,659
		3,231,240
TOTAL PREFERRED SECURITIES (Cost $3,247,188)		3,231,240
Cash Equivalents - 4.8%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at:
0.11%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) #	$ 2,015,006	2,015,000
0.14%, dated 5/31/11 due 6/1/11 (Collateralized by U.S. Government Obligations) #	30,338,122	30,338,000
TOTAL CASH EQUIVALENTS (Cost $32,353,000)		32,353,000
TOTAL INVESTMENT PORTFOLIO - 99.3% (Cost $616,581,524)		664,241,853
NET OTHER ASSETS (LIABILITIES) - 0.7%		4,734,429
NET ASSETS - 100%		$ 668,976,282
Legend
(a) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $87,532,964 or 13.1% of net assets.

(c) Security is perpetual in nature with no stated maturity date.
(d) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$2,015,000 due 6/01/11 at 0.11%
BNP Paribas Securities Corp.	$ 951,138
Barclays Capital, Inc.	716,737
Merrill Lynch, Pierce, Fenner & Smith, Inc.	347,125
$ 2,015,000
$30,338,000 due 6/01/11 at 0.14%
Goldman, Sachs & Co.	$ 911,254
HSBC Securities (USA), Inc.	5,467,527
Merrill Lynch, Pierce, Fenner & Smith, Inc.	1,439,392
Mizuho Securities USA, Inc.	16,402,580
Societe Generale	1,732,291
Wells Fargo Securities LLC	4,384,956
$ 30,338,000
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At May 31, 2011, the cost of investment securities for income tax purposes was $614,292,274. Net unrealized appreciation aggregated $49,949,578, of which $50,452,174 related to appreciated investment securities and $502,596 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Directors to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Directors. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

Short-term securities with remaining maturities of sixty days or less may be valued at amortized cost, which approximates fair value, and are categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Central Investment Portfolios II LLC's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Central Investment Portfolios II LLC

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	July 29, 2011
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	July 29, 2011